RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Disclosure of detailed information about key management personnel [Table Text Block]
		Share-based
For the year ended December 31, 2020	Salary and fees	Payments	Total
Management	$894	$934	$1,828
Outside directors *	301	469	770
Seabord Services Corp.**	279	—	279
Total	$1,474	$1,403	$2,877
		Share-based
For the year ended December 31, 2019	Salary and fees	Payments	Total
Management	$650	$568	$1,218
Outside directors *	152	282	434
Seabord Services Corp.**	437	—	437
Total	$1,239	$850	$2,089

* Starting June 2020 the directors fees paid to the Company's non-Executive Chairman have been replaced by monthly consulting fees of US$20,800. The change in fees is to reflect his increase role and involvement in the Company's investment activities.

** Seabord Services Corp. ("Seabord") is a management services company controlled by the Chairman of the Board of Directors of the Company. Seabord provides a Chief Financial Officer, accounting and administration staff, and office space to the Company.